Annual Fund Operating Expenses - DWS RREEF Real Estate Securities Fund	May 01, 2021
Class A
Operating Expenses:
Management fee	0.39%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.36%
Total annual fund operating expenses	0.99%
Class T
Operating Expenses:
Management fee	0.39%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual fund operating expenses	0.88%
Class C
Operating Expenses:
Management fee	0.39%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual fund operating expenses	1.69%
Class R
Operating Expenses:
Management fee	0.39%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.40%
Total annual fund operating expenses	1.29%
Class R6
Operating Expenses:
Management fee	0.39%
Distribution/service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.54%
INST Class
Operating Expenses:
Management fee	0.39%
Distribution/service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.63%
Class S
Operating Expenses:
Management fee	0.39%
Distribution/service (12b-1) fees	none
Other expenses	0.38%
Total annual fund operating expenses	0.77%